BORROWINGS (Details) (USD $)															6 Months Ended	12 Months Ended									6 Months Ended
	Jun. 30, 2014 item	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018	Dec. 31, 2013 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018	Jun. 30, 2013 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018	Dec. 31, 2012 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018	Jun. 30, 2014 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018 Mortgage related and municipal securities	Dec. 31, 2013 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018 Mortgage related and municipal securities	Jun. 30, 2014 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018 Federal Home Loan Bank stock	Dec. 31, 2013 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018 Federal Home Loan Bank stock	Jun. 30, 2014 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018 One to four family residential real estate	Dec. 31, 2013 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018 One to four family residential real estate	Jun. 30, 2014 Correspondent bank line of credit - holding company	Dec. 31, 2013 Correspondent bank line of credit - holding company	Jun. 30, 2014 Bank line of credit-wholly-owned assets based lending subsidiary	Jun. 30, 2014 Correspondent bank term note, current floor rate of 4%, maturing March 22, 2017	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014 First Rural Relending	Dec. 31, 2013 First Rural Relending	Jun. 30, 2014 Revolving line of credit
BORROWINGS
Borrowings	$ 42,087,000	$ 37,852,000	$ 35,925,000	$ 35,925,000	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000							$ 500,000	$ 2,000,000	$ 2,835,000	$ 2,900,000	$ 852,000	$ 852,000	$ 925,000	$ 925,000
Interest rate on note (as a percent)					1.82%	1.82%												4.00%	1.00%	1.00%
Loans pledged as collateral													44,140,000	43,454,000									125,000	128,000
Securities pledged as collateral, amortized cost									4,378,000	4,610,000
Securities pledged as collateral, fair value									4,530,000	4,755,000
Stock owned and pledged as collateral											3,060,000	3,060,000
Demand deposit account pledged as collateral																							798,000	790,000
Number of banking borrowing relationships	2
Variable rate basis															90 days LIBOR	90 days LIBOR									90 days LIBOR
Variable rate (as a percent)															2.75%										2.75%
Floor rate (as a percent)															4.00%	4.00%
Maximum borrowing capacity																									10,000,000
Increased maximum borrowing capacity upon request																									$ 25,000,000